Income Taxes (Income Tax Expense Differs From Computed Amount Applying Statutory Rates To Income Before Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Income Taxes [Abstract]
Current statutory income tax rate	26.80%	26.90%
Income tax expense at current statutory rates	$ 228	$ 45
Effect of tax rate changes	(102)	28
Equity (income) loss of an associate not recognized	(12)	54
Other	4	1
Total income tax expense	$ 118	$ 128